Discontinued Operations - Summary Of Results of Discontinued Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Discontinued Operations [Line Items]
revenues			$ 830
Selling, general, and administrative			142
Research and development			44
Operating income of discontinued operations			386
Non-operating income (loss)			(7)
Gain on disposal	$ 6	$ 16	12,782
Income of discontinued operations, before income taxes	6	16	13,161
Benefit (provision) for income taxes	12	2	(1,317)
Income from discontinued operations, net of taxes	18	18	11,844
Less net (loss) attributable to noncontrolling interests			(5)
Income of discontinued operations, net of taxes and amounts attributable to noncontrolling interests	$ 18	$ 18	11,839
Product [Member]
Discontinued Operations [Line Items]
revenues			785
Operation costs			230
Service [Member]
Discontinued Operations [Line Items]
revenues			45
Operation costs			$ 28